Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 99,648	$ 73,070
Cash held in trust	1,427	280
Funds receivable from payment processors	7,741	5,795
Accounts receivable	13,099	3,559
Prepaid taxes	205	1,760
Prepaid expenses, deposits and other assets	4,366	3,075
Total current assets	126,486	87,539
Non-current assets
Property and equipment	1,076	1,529
Right-of-use assets	980	1,862
Intangible assets	10,355	12,130
Goodwill	5,681	5,681
Deferred tax assets	4,164	3,087
Other assets	0	202
Total non-current assets	22,256	24,491
Total assets	148,742	112,030
Current liabilities
Accounts payable and accrued liabilities	9,307	5,766
Income taxes payable	1,560	489
Payable to loyalty program partners	75,275	50,629
Current portion of lease liabilities	1,136	1,156
Current portion of other liabilities	1,466	847
Current portion of long term debt	0	3,500
Total current liabilities	88,744	62,387
Non-current liabilities
Long term debt	0	11,500
Lease liabilities	27	1,136
Other liabilities	34	57
Deferred tax liabilities	985	1,731
Total non-current liabilities	1,046	14,424
Total liabilities	89,790	76,811
SHAREHOLDERS' EQUITY
Share capital	70,991	49,251
Contributed surplus	4,878	1,795
Accumulated other comprehensive (loss) income	(123)	623
Accumulated deficit	(16,794)	(16,450)
Total shareholders' equity	58,952	35,219
Total liabilities and shareholders' equity	$ 148,742	$ 112,030